Item 1. Schedule of Investments

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
(Unaudited)	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

ALABAMA 1.3%
Baldwin County Eastern Shore Hosp. Auth.
5.75%, 4/1/27 (Prerefunded 4/1/08†)	885	940
6.75%, 4/1/21 (Prerefunded 4/1/06†)	1,950	2,009
Camden Ind. Dev. Board, IDRB
Weyerhaeuser
6.125%, 12/1/24	2,100	2,316
6.375%, 12/1/24 #	1,500	1,634
Courtland Ind. Dev. Board PCR, Int'l. Paper, 6.70%, 11/1/29 #	1,000	1,070

Huntsville - Redstone Village Special Care Fac. Fin. Auth.
8.125%, 12/1/26	2,950	2,633
8.25%, 12/1/32	500	439
Phoenix PCR, IDB
MeadWestvaco
6.10%, 5/15/30	2,050	2,170
6.35%, 5/15/35 #	3,000	3,220
Selma Ind. Dev. Board PCR, Int'l. Paper, 6.70%, 2/1/18 #	2,000	2,153
Total Alabama (Cost $17,855)		18,584

ALASKA 1.0%
Alaska HFC
Single Family
5.875%, 12/1/24 (Prerefunded 12/1/05†) (MBIA Insured)	2,505	2,555
6.10%, 6/1/30	3,935	4,109
6.15%, 6/1/39	6,300	6,568
Valdez Marine, BP Pipelines, VRDN (Currently 3.00%)	300	300
Total Alaska (Cost $12,749)		13,532

ARIZONA 2.0%
Coconino County PCR, Nevada Power, 6.375%, 10/1/36 #	4,055	4,140
Maricopa County IDA, Gran Victoria Housing, 9.50%, 5/1/23	4,130	4,164
Peoria IDA
Sierra Winds Life Care
6.25%, 8/15/14	2,040	2,107
6.25%, 8/15/20	4,500	4,622
6.375%, 8/15/29	1,250	1,278
6.50%, 8/15/31	1,000	1,026
Tempe IDA
Friendship Village
5.375%, 12/1/13	1,000	1,009
6.75%, 12/1/30	2,700	2,852
Univ. Medical Center, 5.00%, 7/1/35	6,000	5,914
Total Arizona (Cost $26,062)		27,112

CALIFORNIA 13.0%
ABAG Fin. Auth. for Nonprofit Corp., Windemere Ranch
6.00%, 9/1/34	4,900	5,130
California, 5.65%, 6/1/30 (Prerefunded 6/1/10†)	1,200	1,307
California, GO
5.25%, 11/1/16	10,000	10,748
5.50%, 4/1/30	5,500	5,890
5.50%, 11/1/33	10,640	11,436
5.65%, 6/1/30	4,550	4,869
California Dept. of Water Resources
Power Supply
5.375%, 5/1/21	1,925	2,121
5.50%, 5/1/14 (AMBAC Insured)	9,000	9,955
5.75%, 5/1/17	3,000	3,369
California Pollution Control Fin. Auth. PCR
Pacific Gas & Electric, 3.50%, 12/1/23 (Tender 6/1/07)
(FGIC Insured) #	10,000	9,982
Southern California Edison, 2.00%, 3/1/08 (Tender 3/1/06)	3,000	2,987
Waste Management, 5.40%, 4/1/25 #	3,000	3,074
California Public Works Board
5.00%, 1/1/21	10,000	10,393
Community College
5.50%, 6/1/22	1,155	1,245
5.50%, 6/1/22	1,220	1,313
5.50%, 6/1/23	1,285	1,382
Mental Health, Coalinga, 5.125%, 6/1/29	6,000	6,143
California Statewide CDA
Daughters of Charity Health, 5.25%, 7/1/24	2,000	2,058
Memorial Health, 6.00%, 10/1/23	2,250	2,472
Capistrano Unified School Dist. #90-2, 6.00%, 9/1/33	1,250	1,311
City of Roseville
Stoneridge East Community Fac. Dist. #1
6.20%, 9/1/21	1,250	1,347
6.30%, 9/1/31	2,500	2,683
Corona Community Fac. Dist. #2002-4
5.80%, 9/1/29	2,000	2,042
5.875%, 9/1/34	2,000	2,042
East Palo Alto Redev. Agency
Univ. Circle Gateway/101 Corridor
6.50%, 10/1/19	1,000	1,068
6.625%, 10/1/29	1,780	1,889
El Dorado County, 5.25%, 9/1/35	2,500	2,474
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	4,000	4,153
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/15 (Escrowed to Maturity)	2,650	1,810
Zero Coupon, 1/1/19 (Escrowed to Maturity)	10,000	5,564
Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12	1,900	1,923
Golden State Tobacco Securitization Corp.
Tobacco Settlement
5.00%, 6/1/45	4,500	4,473
5.50%, 6/1/33 (Prerefunded 6/1/13†)	9,100	10,073
5.50%, 6/1/43 (Prerefunded 6/1/13†)	1,050	1,162
5.625%, 6/1/38 (Prerefunded 6/1/13†)	8,000	8,919
6.75%, 6/1/39	2,000	2,251
Lincoln, Community Fac. Dist. No. 2003-1, 6.00%, 9/1/34	2,500	2,647
Los Angeles Dept. of Water & Power
5.125%, 7/1/40 (FGIC Insured)	2,000	2,051
Orange County Community Fac. Dist., Ladera Ranch #02-1
5.55%, 8/15/33	3,500	3,554
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	10,000	10,434
Univ. of California Regents, 5.125%, 5/15/20 (AMBAC Insured)	1,500	1,604
Vernon Electric, Malburg Generating Station, 5.50%, 4/1/33
(Prerefunded 4/1/08†)	4,620	4,858
West Hollywood Community Dev., East Side Redev., 5.75%, 9/1/33	2,000	2,074
Total California (Cost $169,687)		178,280

COLORADO 1.5%
Beacon Point Metropolitan Dist., 4.375%, 12/1/15	870	860
Colorado Ed. & Cultural Fac. Auth.
Elbert County Charter
7.25%, 3/1/24	735	746
7.375%, 3/1/35	785	797
Excel Academy
5.50%, 12/1/25 (XLCA Insured)	1,295	1,416
5.50%, 12/1/33 (XLCA Insured)	1,550	1,671
6.50%, 5/1/36	1,950	1,984
7.30%, 12/1/23 (Prerefunded 12/01/11†)	1,000	1,192
7.50%, 12/1/33 (Prerefunded 12/01/11†)	1,750	2,105
Peak to Peak Charter Schools
7.50%, 8/15/21 (Prerefunded 8/15/11†)	940	1,109
7.625%, 8/15/31 (Prerefunded 8/15/11†)	1,000	1,195
Colorado HFA
Adventist Health/Sunbelt
6.50%, 11/15/31	2,000	2,301
6.625%, 11/15/26	500	579
Covenant Retirement Communities, 6.125%, 12/1/33	4,900	5,195
Total Colorado (Cost $19,222)		21,150

CONNECTICUT 1.8%
Mashantucket Western Pequot Tribe
5.50%, 9/1/28	5,000	5,121
144A, 5.70%, 9/1/12	1,000	1,050
144A, 5.75%, 9/1/18	1,000	1,038
144A, 5.75%, 9/1/27	4,000	4,105
Mohegan Tribe Indians
6.25%, 1/1/21	2,500	2,692
6.25%, 1/1/31	10,000	10,697
Total Connecticut (Cost $23,278)		24,703

DELAWARE 0.3%
Delaware HFA
Beebe Medical Center
5.00%, 6/1/24	1,225	1,240
5.00%, 6/1/30	1,500	1,498
Catholic Health East, 5.75%, 11/15/33	750	813
Total Delaware (Cost $3,576)		3,551

DISTRICT OF COLUMBIA 1.9%
District of Columbia, GO
VRDN (Currently 7.569%) (FSA Insured) ‡	2,375	2,684
VRDN (Currently 7.823%) (FSA Insured) ‡	7,495	8,519
District of Columbia
American Geophysical Union, 5.875%, 9/1/23	1,750	1,751
Henry Adams House/Gables, 6.60%, 11/1/15	1,810	1,945
Medlantic Health, 5.75%, 8/15/26 (Escrowed to Maturity)
(MBIA Insured)	6,000	6,208
The Methodist Home of D.C.
5.50%, 1/1/11	1,000	1,010
6.00%, 1/1/20	3,920	3,985
Total District of Columbia (Cost $24,069)		26,102

FLORIDA 3.6%
Brandy Creek Community Dev. Dist.
5.40%, 5/1/09	120	120
6.35%, 5/1/34	985	1,039
Double Branch Community Dev. Dist.
5.60%, 5/1/07	30	30
6.70%, 5/1/34	1,485	1,610
Fishhawk Community Dev. Dist. II
5.00%, 11/1/07	415	417
5.125%, 11/1/09	1,895	1,911
Greyhawk Landing Community Dev. Dist., 6.25%, 5/1/09	1,175	1,190
Heritage Harbour South Community Dev. Dist., 5.40%, 11/1/08	1,510	1,517
Highlands County HFA
Adventist Health
5.00%, 11/15/23	500	512
5.00%, 11/15/24	2,000	2,038
5.00%, 11/15/27	6,250	6,318
Laguna Lakes Community Dev. Dist.
5.25%, 11/1/07	30	30
6.40%, 5/1/33	975	1,038
Lee County IDA, Cypress Cove at Healthpark, 6.375%, 10/1/25	2,600	2,652
Middle Village Community Dev. Dist.
5.00%, 5/1/09	900	903
5.80%, 5/1/22	1,000	1,040
Orange County HFA
Westminster Community Care
6.50%, 4/1/12	1,935	2,003
6.75%, 4/1/34	2,695	2,773
Preserve at Wilderness Lake Community Dev. Dist.
5.00%, 5/1/09	640	640
5.90%, 5/1/34	2,225	2,276
Saddlebrook Community Dev. Dist., 6.25%, 5/1/09	100	101
Saint John's County IDA, Vicar's Landing, 6.75%, 2/15/12	3,585	3,597
Seven Oaks Community Dev. Dist. II
5.00%, 5/1/09	4,450	4,462
5.30%, 11/1/08	975	979
5.875%, 5/1/35	2,000	2,053
South Bay Community Dev. Dist., 5.125%, 11/1/09	4,500	4,517
South Village Community Dev. Dist., 5.70%, 5/1/35	3,000	3,051
Total Florida (Cost $48,057)		48,817

GEORGIA 2.9%
Americus & Sumter County Hosp. Auth.
Magnolia Manor
6.25%, 5/15/19	1,000	1,005
6.375%, 5/15/29	3,500	3,502
Athens - Clarke County Residential Care Fac., Wesley Woods
6.375%, 10/1/27	2,500	2,092
Augusta, 5.15%, 1/1/35	1,600	1,607
Chatham County Hosp. Auth., Memorial Univ. Medical Center
6.125%, 1/1/24	3,250	3,540
Coweta County Residential Care Fac. for the Elderly
Wesley Woods of Newnan-Peachtree City, 8.25%, 10/1/26
(Prerefunded 10/01/06†)	3,145	3,324
Fulton County Residential Care Fac., Canterbury Court
6.125%, 2/15/34	2,000	2,036
Milledgeville & Baldwin County Dev. Auth., Georgia College & State Univ.
Foundation, 6.00%, 9/1/33	2,500	2,686
Municipal Electric Auth. of Georgia, Electric Power Supply
6.25%, 1/1/17	4,000	4,678
Rockdale County Dev. Auth.
Pratt Industries USA
7.40%, 1/1/16 #	3,170	3,182
7.50%, 1/1/26 #	3,800	3,814
Savannah Economic Dev. Auth.
Marshes of Skidaway
6.85%, 1/1/19	2,240	2,301
7.40%, 1/1/34	1,575	1,650
Savannah College of Art & Design, 6.80%, 10/1/19
(Prerefunded 10/1/09†)	3,430	3,858
Total Georgia (Cost $37,718)		39,275

HAWAII 0.7%
Hawaii Dept. of Budget & Fin.
Pacific Health, B&F Kapiolani
6.20%, 7/1/16 (Prerefunded 7/1/06†)	2,000	2,072
6.25%, 7/1/21 (Prerefunded 7/1/06†)	5,000	5,181
Kahala Nui Senior Living, 7.875%, 11/15/23	2,500	2,885
Total Hawaii (Cost $9,921)		10,138

IDAHO 0.6%
Idaho Housing Agency, Single Family, 7.80%, 1/1/23 #	140	140
Idaho Student Loan Fund Marketing Assoc., 6.70%, 10/1/07 #	2,030	2,033
Nez Perce County PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	1,000	1,135
Power County PCR, FMC Corp., 6.45%, 8/1/32 #	4,570	4,788
Total Idaho (Cost $7,570)		8,096

ILLINOIS 5.2%
Aurora Economic Dev., Advocate Health Care Network
8.75%, 7/1/14	2,980	2,987
Chicago Board of Ed., GO, VRDN (Currently 3.00%) (FSA Insured)	1,400	1,400
Chicago O'Hare Int'l. Airport, United Airlines, 5.20%, 4/1/11 #*	4,400	559
Gilbert Town Center, Service Area #15, 6.25%, 3/1/35	5,804	5,813
Illinois Dev. Fin. Auth. PCR, Citgo Petroleum, 8.00%, 6/1/32 #	1,750	1,977
Illinois EFA, Augustana College, 5.70%, 10/1/32	2,500	2,582
Illinois Fin. Auth., Northwestern Memorial Hosp., 5.50%, 8/15/43	8,000	8,400
Illinois HFA
Clare at Water Tower (Chicago), 6.125%, 5/15/38	5,000	4,980
Friendship Village of Schaumburg, 5.625%, 2/15/37	5,600	5,491
Glen Oaks Medical Center
7.00%, 11/15/19 (Escrowed to Maturity)	3,300	3,451
Hinsdale Hosp., 7.00%, 11/15/19 (Escrowed to Maturity)	5,100	5,488
Landing at Plymouth Place, 6.00%, 5/15/37	3,400	3,381
Lutheran Senior Ministries, 7.375%, 8/15/31	6,530	7,005
Riverside Health
5.75%, 11/15/20	2,620	2,696
6.00%, 11/15/32	4,000	4,240
6.80%, 11/15/20 (Prerefunded 11/15/10†)	2,250	2,578
Villa St. Benedict
5.75%, 11/15/15	1,000	1,000
6.90%, 11/15/33	3,500	3,781
Village of Carol Stream
Windsor Park Manor
7.00%, 12/1/13 (Prerefunded 12/1/07†)	2,000	2,162
7.20%, 12/1/14 (Prerefunded 12/1/07†)	1,200	1,301
Total Illinois (Cost $68,511)		71,272

INDIANA 1.2%
Goshen, Greencroft Obligated Group, 5.75%, 8/15/28	4,000	3,950
Indiana HFA
Clarian Health Partners, 5.50%, 2/15/16 (MBIA Insured)	2,800	2,910
Community Foundation, 6.00%, 3/1/34	3,000	3,152
Indianapolis Airport Auth., United Airlines, 6.50%, 11/15/31 #*	11,628	1,425
Saint Joseph County
Madison Center
5.45%, 2/15/17	3,400	3,461
5.50%, 2/15/21	1,150	1,166
Total Indiana (Cost $23,890)		16,064

IOWA 0.6%
Scott County
Ridgecrest Village
5.625%, 11/15/18	1,600	1,645
7.25%, 11/15/26	4,750	5,057
Tobacco Settlement Auth., 5.30%, 6/1/25	1,400	1,509
Total Iowa (Cost $7,843)		8,211

KANSAS 1.2%
City of Olathe, Aberdeen, 8.00%, 5/15/30 (Prerefunded 5/15/10†)	2,000	2,378
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32	1,100	1,179
Overland Park Dev. Corp., 7.375%, 1/1/32	5,500	5,967
Wyandotte County Unified Gov't
4.75%, 12/1/16	3,250	3,315
5.00%, 12/1/20	3,350	3,441
Total Kansas (Cost $15,059)		16,280

KENTUCKY 0.4%
Florence, Kentucky Bluegrass, 7.625%, 5/1/27
(Prerefunded 5/1/07†)	2,500	2,693
Kenton County Airport Board, Delta Airlines, 7.50%, 2/1/12 #	3,750	2,368
Total Kentucky (Cost $6,226)		5,061

LOUISIANA 1.2%
Hodge Utility PCR, Stone Container, 7.45%, 3/1/24 #	6,250	7,397
Louisiana PFA
Pendleton Memorial Methodist Hosp.
5.25%, 6/1/17 (Prerefunded 6/1/08†)	4,515	4,716
5.25%, 6/1/28 (Prerefunded 6/1/08†)	3,780	3,948
Total Louisiana (Cost $14,239)		16,061

MARYLAND 3.7%
Baltimore, Harborview Lot #2, 6.50%, 7/1/31	1,750	1,863
Gaithersburg, Asbury Solomons Group, 5.50%, 1/1/15	5,500	5,502
Maryland Economic Dev. Corp.
Chesapeake Bay Hyatt
7.625%, 12/1/22	3,000	3,200
7.73%, 12/1/27	2,000	2,140
Golf Course, 8.25%, 6/1/28 (Prerefunded 6/1/11†)	4,000	4,816
Morgan State Univ. Student Housing, 6.00%, 7/1/34	8,250	8,721
Univ. of Maryland College Park Student Housing
5.75%, 6/1/31	2,000	2,061
Maryland Energy Fin. Administration, Office Paper Systems
7.50%, 9/1/15 #	5,290	5,904
Maryland HHEFA
Adventist Healthcare, 5.75%, 1/1/25	2,750	2,886
Carroll Hosp. Center
5.80%, 7/1/32	1,500	1,566
6.00%, 7/1/19	1,300	1,402
6.00%, 7/1/26	1,000	1,062
Collington Episcopal Life Care
6.75%, 4/1/23	120	108
8.00%, 4/1/22 (Tender 4/1/07)	860	860
Doctor's Community Hosp., 5.50%, 7/1/24	5,060	5,062
Northeast Maryland Waste Disposal Auth. IDRB
Waste Management, 5.00%, 1/1/12 #	3,250	3,312
Prince Georges County Hosp.
Collington Episcopal Life Care
5.625%, 4/1/09	30	28
6.00%, 4/1/13	50	45
Total Maryland (Cost $46,649)		50,538

MASSACHUSETTS 2.6%
Massachusetts, GO
VRDN (Currently 3.00%)	770	770
VRDN (Currently 7.735%) (MBIA Insured)	5,000	6,352
5.00%, 8/1/10 (AMBAC Insured)	4,810	5,105
5.00%, 8/1/10 (Escrowed to Maturity) (AMBAC Insured)	190	202
Massachusetts Bay Transportation Auth., GO
7.00%, 3/1/19	2,500	3,106
7.00%, 3/1/21	2,000	2,482
Massachusetts Dev. Fin. Agency
Beverly Enterprises, 7.375%, 4/1/09	2,300	2,313
Boston Univ., 5.45%, 5/15/59 (XLCA Insured)	2,500	2,793
Covanta Haverhill
5.30%, 12/1/14 #	1,000	1,008
6.70%, 12/1/14 #	2,250	2,420
Massachusetts HEFA, Partners Healthcare, 5.75%, 7/1/32	3,600	3,904
Massachusetts Ind. Fin. Agency
Bradford College, 5.625%, 11/1/28 *	6,000	75
Covanta Haverhill
5.40%, 12/1/11 #	3,600	3,664
5.60%, 12/1/19 #	2,000	2,039
Total Massachusetts (Cost $36,666)		36,233

MICHIGAN 1.2%
Cornell Township Economic Dev., MeadWestvaco, 5.875%, 5/1/18
(Prerefunded 5/01/12†)	2,250	2,526
Delta County Economic Dev. Corp., MeadWestvaco
6.25%, 4/15/27 (Prerefunded 4/15/12†)	1,000	1,143
Dickinson County Economic Dev. Corp., PCR, Int'l. Paper
4.80%, 11/1/18	2,185	2,154
Garden City Hosp. Fin. Auth.
Garden City Hosp.
5.625%, 9/1/10	1,040	1,047
5.75%, 9/1/17	1,280	1,249
Michigan Hosp. Fin. Auth., Ascension Health, 5.30%, 11/15/33
(Tender 11/15/06)	1,000	1,017
Michigan Strategic Fund IDRB, Waste Management
5.20%, 4/1/10 #	6,500	6,772
Total Michigan (Cost $14,854)		15,908

MINNESOTA 0.5%
Hubbard County Solid Waste Disposal IDRB, Potlatch Corp.
7.25%, 8/1/14 #	3,000	3,411
Minneapolis, Walker Methodist Senior Services, 6.00%, 11/15/28	3,632	3,514
Total Minnesota (Cost $6,596)		6,925

MISSISSIPPI 1.3%
Mississippi Business Fin., PCR, Entergy Corp., 5.90%, 5/1/22	14,325	14,577
Mississippi Dev. Bank, BP, VRDN (Currently 3.05%)	1,000	1,000
Warren County PCR, Int'l. Paper, 6.75%, 8/1/21 #	2,000	2,172
Total Mississippi (Cost $16,921)		17,749

MISSOURI 0.7%
Good Shepherd Nursing Home Dist.
5.45%, 8/15/08	725	740
5.90%, 8/15/23	2,000	2,013
Missouri HEFA, Lutheran Senior Living, 5.375%, 2/1/35	3,500	3,591
Sugar Creek IDRB, LaFarge North America, 5.65%, 6/1/37 #	3,750	3,863
Total Missouri (Cost $10,096)		10,207

MONTANA 0.2%
Montana Board of Housing, Single Family, 6.00%, 12/1/29 #	2,190	2,221
Total Montana (Cost $2,190)		2,221

NEBRASKA 0.7%
American Public Energy Agency, VRDN (Currently 3.05%)	8,900	8,900
City of Kearney
Great Platte River Road Memorial
Zero Coupon, 9/1/12	1,583	24
8.00%, 9/1/12	130	98
Nebraska Investment Fin. Auth., Single Family, 6.30%, 9/1/20 #	445	447
Total Nebraska (Cost $9,475)		9,469

NEVADA 2.3%
Clark County IDRB, PCR
Nevada Power
5.60%, 10/1/30 #	5,000	4,944
5.90%, 10/1/30 #	6,500	6,500
Southwest Gas
5.45%, 3/1/38 (Tender 3/1/13)	2,875	2,966
5.80%, 3/1/38 (Tender 3/1/13) #	7,545	8,062
Henderson Local Improvement Dist., Sun City Anthem Phase II
5.80%, 3/1/23	2,050	2,119
Nevada Dept. of Business & Industry, Las Ventanas
7.00%, 11/15/34	3,200	3,294
Washoe County Water Fac., Sierra Pacific Power, 5.00%, 3/1/36
(Tender 7/1/09) #	4,000	4,045
Total Nevada (Cost $30,876)		31,930

NEW HAMPSHIRE 0.5%
New Hampshire HEFA
Covenant Health, 6.125%, 7/1/31	5,000	5,366
Exeter Hosp., 6.00%, 10/1/24	2,000	2,222
Total New Hampshire (Cost $6,872)		7,588

NEW JERSEY 4.5%
Gloucester County Improvement Auth., IDRB, Waste Management
6.85%, 12/1/29 (Tender 12/1/09)	1,000	1,099
New Jersey Economic Dev. Auth.
Cigarette Tax, 5.75%, 6/15/29	4,000	4,192
Franciscan Oaks, 5.75%, 10/1/23	1,775	1,792
Kapkowski Road Landfill
5.75%, 10/1/21	4,225	4,559
6.375%, 4/1/18 (Prerefunded 5/15/14†)	2,000	2,332
6.375%, 4/1/31 (Prerefunded 5/15/14†)	2,000	2,341
Keswick Pines
5.70%, 1/1/18	1,500	1,528
5.75%, 1/1/24	3,885	3,927
Lions Gate
5.00%, 1/1/15	650	652
5.875%, 1/1/37	2,230	2,265
Presbyterian Homes at Montgomery, 6.375%, 11/1/31	4,200	4,331
The Evergreens, 6.00%, 10/1/17	1,300	1,331
Winchester Gardens at Ward Homestead, 5.80%, 11/1/31	1,500	1,550
New Jersey HFFA
Pascack Valley Hosp. Assoc.
6.50%, 7/1/23	3,000	3,077
6.625%, 7/1/36	4,875	4,991
Somerset Medical Center, 5.50%, 7/1/18	3,755	3,903
South Jersey Hosp.
5.875%, 7/1/21	4,500	4,807
6.00%, 7/1/32	1,130	1,195
Tobacco Settlement Fin. Corp.
5.75%, 6/1/32	5,000	5,117
6.75%, 6/1/39	3,600	4,017
7.00%, 6/1/41	2,095	2,378
Total New Jersey (Cost $57,634)		61,384

NEW YORK 9.8%
Brookhaven IDA, Methodist Retirement Community Dev. Corp.
VRDN (Currently 4.375%) (Tender 11/1/06)	2,460	2,470
Dormitory Auth. of the State of New York
5.50%, 7/1/25 (Prerefunded 7/1/06†) (MBIA Insured)	2,030	2,097
Catholic Health, 5.10%, 7/1/34	2,000	2,008
City Univ.
5.625%, 7/1/16	3,100	3,463
6.00%, 7/1/14	2,730	3,050
Mount Sinai Health, 5.50%, 7/1/26	7,250	7,332
State Univ.
5.25%, 5/15/13	5,000	5,420
5.875%, 5/15/17	3,000	3,449
Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39	1,140	1,123
Long Island Power Auth., 5.125%, 12/1/22 (FSA Insured)	1,000	1,045
Metropolitan Transportation Auth., 5.25%, 11/15/32	6,000	6,290
New York City, GO
5.00%, 8/1/06	3,000	3,035
5.00%, 8/1/22	4,315	4,472
5.00%, 4/1/26	5,000	5,135
5.50%, 8/1/15	4,810	5,193
5.875%, 3/15/13	50	51
6.25%, 8/1/09	4,995	5,160
New York City IDA
7 World Trade Center, 6.25%, 3/1/15	10,500	10,973
Terminal One Group, 5.50%, 1/1/24 #	5,500	5,787
New York City IDA, IDRB
American Airlines, 7.625%, 8/1/25 #	6,600	6,335
IAC / InterActive Corp., 5.00%, 9/1/35	3,100	3,078
JFK Airport, 5.50%, 7/1/28 #	6,000	6,013
New York City Municipal Water Fin. Auth., VRDN (Currently 3.06%)
(AMBAC Insured)	1,000	1,000
New York State Energy Research & Dev. Auth., Brooklyn Union Gas
4.70%, 2/1/24 (FGIC Insured) #	2,000	1,993
New York State Mortgage Agency, Single Family, 5.90%, 4/1/27	2,330	2,402
New York State Urban Dev. Corp., Corrections & Youth Fac.
5.25%, 1/1/21 (Tender 1/1/09)	5,500	5,751
Niagara County IDA
American Ref-Fuel
5.55%, 11/15/24 (Tender 11/15/13) #	1,000	1,050
5.55%, 11/15/24 (Tender 11/15/15)	2,000	2,086
Oneida County IDA
St. Elizabeth Medical Center
5.625%, 12/1/09	1,400	1,428
5.875%, 12/1/29	2,750	2,808
6.00%, 12/1/19	2,520	2,603
Suffolk County IDA
Huntington Hosp., 5.875%, 11/1/32	4,000	4,180
Jeffersons Ferry
7.20%, 11/1/19	1,250	1,353
7.25%, 11/1/28	2,000	2,159
Tobacco Settlement Fin. Corp.
5.25%, 6/1/20 (AMBAC Insured)	4,500	4,813
5.50%, 6/1/15	2,500	2,667
Yonkers IDA, Civic Fac., 6.625%, 2/1/26 (Prerefunded 2/1/11†)	4,000	4,574
Total New York (Cost $128,640)		133,846

NORTH CAROLINA 3.9%
Charlotte-Mecklenberg Hosp Auth., 5.00%, 1/15/45	4,900	4,874
Gaston County IDRB, PCR, National Gypsum, 5.75%, 8/1/35 #	3,800	3,940
Guilford County, GO, VRDN (Currently 3.05%)	3,480	3,480
Haywood County, PCR
Int'l Paper
5.50%, 10/1/18 #	2,000	2,023
5.75%, 12/1/25 #	2,100	2,122
North Carolina Eastern Municipal Power Agency
5.125%, 1/1/14	2,000	2,109
5.50%, 1/1/14	2,900	3,150
5.75%, 1/1/26	4,350	4,530
6.75%, 1/1/26	10,125	11,126
North Carolina Medical Care Commission
Maria Parham Medical Center, 6.50%, 10/1/26	3,400	3,616
Presbyterian Homes, 7.00%, 10/1/31	4,000	4,261
North Carolina Municipal Power Agency #1
Catawba Electric
6.375%, 1/1/13	3,000	3,280
6.50%, 1/1/20	4,500	4,919
Total North Carolina (Cost $51,085)		53,430

NORTH DAKOTA 0.5%
Grand Forks Health Care, Altru Health Obligated Group
7.125%, 8/15/24	2,000	2,186
Mercer County, PCR, Basin Electric Power Co-Op., 7.20%, 6/30/13
(AMBAC Insured)	3,500	4,107
Total North Dakota (Cost $5,808)		6,293

OHIO 1.5%
Akron, COP
5.00%, 12/1/16	3,645	3,845
Baseball, STEP, 6.90%, 12/1/16 (Prerefunded 12/1/06†)	2,200	2,319
Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29	500	553
Montgomery County Hosp.
Catholic Health Initiatives
6.00%, 12/1/19	1,715	1,864
6.00%, 12/1/19 (Escrowed to Maturity)	1,785	1,971
Kettering Medical Center, 6.75%, 4/1/18	2,100	2,302
Ohio Environmental Fac. IDRB, Ford Motor
5.75%, 4/1/35 #	5,500	4,508
Ohio Water Dev. Auth., PCR, FirstEnergy, 6.10%, 8/1/20 #	2,600	2,705
Total Ohio (Cost $20,242)		20,067

OKLAHOMA 1.5%
Jackson County Memorial Hosp. Auth., 7.30%, 8/1/15	5,910	6,005
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	2,900	2,925
Oklahoma Dev. Fin. Auth.
Hillcrest Healthcare, 5.625%, 8/15/29 (Prerefunded 8/15/09†)	5,000	5,396
Inverness Village, 8.00%, 2/1/32	8,510	7,010
Total Oklahoma (Cost $20,008)		21,336

OREGON 0.8%
Oregon, Dept. of Administation Services, COP, 5.25%, 11/1/20
(MBIA Insured)	10,000	10,650
Western Generation Agency, Wauna Cogeneration, 7.25%, 1/1/09 #	800	811
Total Oregon (Cost $10,962)		11,461

PENNSYLVANIA 5.1%
Allegheny County Hosp. Dev. Auth.
West Penn Allegheny Health
9.25%, 11/15/22	1,000	1,193
9.25%, 11/15/30	4,000	4,756
Beaver County IDA, PCR, FirstEnergy, 7.75%, 5/1/20	2,000	2,048
Bucks County IDA
Chandler Hall
6.20%, 5/1/19	1,275	1,307
6.30%, 5/1/29	7,625	7,779
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	4,200	4,576
Delaware County IDA, American Ref-Fuel, 6.20%, 7/1/19	3,405	3,523
Lancaster County Hosp. Auth., St. Anne's Home for the Aged
6.60%, 4/1/24	3,200	3,317
Monroe County Hosp. Auth., Pocono Medical Center
6.00%, 1/1/43	4,000	4,226
Montgomery County HHEFA
Philadelphia Geriatric Center
7.00%, 12/1/12	3,360	3,803
7.25%, 12/1/19 (Prerefunded 12/1/09†)	2,500	2,852
Montgomery County IDA
The Hill at Whitemarsh
6.125%, 2/1/28	7,175	7,447
6.25%, 2/1/35	3,310	3,443
Pennsylvania Higher EFA
Philadelphia Univ., 5.25%, 6/1/32	1,650	1,651
Widener Univ., 5.375%, 7/15/29	1,000	1,037
Philadelphia Auth. for Ind. Dev.
Paul's Run Retirement Community
5.85%, 5/15/13	1,165	1,202
5.875%, 5/15/28	3,340	3,389
Saint Mary Hosp. Auth., Catholic Health East, 5.375%, 11/15/34	1,000	1,039
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	3,750	4,007
Westmoreland County IDA
Redstone Presbyterian SeniorCare
5.875%, 1/1/32	800	810
8.00%, 11/15/23	5,000	5,970
Total Pennsylvania (Cost $63,563)		69,375

PUERTO RICO 0.5%
Childrens Trust Fund, Tobacco Industry, Zero Coupon, 5/15/55	58,000	1,913
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/18	5,000	5,143
Total Puerto Rico (Cost $7,037)		7,056

RHODE ISLAND 0.4%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	4,800	5,149
Total Rhode Island (Cost $4,895)		5,149

SOUTH CAROLINA 1.9%
Connector 2000 Assoc.
Zero Coupon, 1/1/08	2,600	2,025
Zero Coupon, 1/1/10	2,900	1,145
Zero Coupon, 1/1/21 (ACA Insured)	5,100	2,214
Zero Coupon, 1/1/31	21,100	2,513
Georgetown County, PCR, Int'l. Paper, 6.25%, 9/1/23 #	2,000	2,113
Greenville Hosp. Board of Trustees, VRDN (Currently 3.02%)
(AMBAC Insured)	1,200	1,200
Piedmont Municipal Power Agency, 5.25%, 1/1/21	1,000	1,009
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	8,500	8,905
South Carolina Public Service Auth., 5.875%, 1/1/23
(Prerefunded 1/1/06†) (FGIC Insured)	5,000	5,111
Total South Carolina (Cost $29,539)		26,235

SOUTH DAKOTA 0.3%
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	3,500	3,694
Total South Dakota (Cost $3,569)		3,694

TENNESSEE 1.4%
Chattanooga Health Ed. & Housing Fac. Board
CDFI Phase 1
5.125%, 10/1/35	4,000	3,925
5.50%, 10/1/20	1,480	1,467
6.00%, 10/1/35	3,100	3,130
Maury County IDRB, Occidental Petroleum Solid Waste Disposal
6.25%, 8/1/18 #	3,600	3,934
Shelby County Health, Ed. & Housing Board
The Village at Germantown
6.375%, 12/1/13	700	707
7.25%, 12/1/34	2,500	2,548
Sullivan County Health, Ed. & Housing, Wellmont Health
6.25%, 9/1/22	3,100	3,375
Total Tennessee (Cost $18,377)		19,086

TEXAS 8.1%
Abilene Health Fac. Dev. Corp.
Sears Methodist Retirement System Obligation Group
5.875%, 11/15/18	2,750	2,805
6.00%, 11/15/29	3,500	3,534
7.00%, 11/15/33	4,250	4,584
Alliance Airport Auth. IDRB, Federal Express, 6.375%, 4/1/21 #	1,530	1,573
Amarillo Health Fac. Dev. Corp., Sears, 7.75%, 8/15/26
(Prerefunded 8/15/06†)	4,800	5,041
Brazos River Auth., TXU Energy, 5.75%, 5/1/36 (Tender 11/1/11) #	3,075	3,267
Brazos River Auth., PCR
Centerpoint Energy, 7.75%, 12/1/18	5,000	5,489
TXU Energy
5.05%, 6/1/30 (Tender 6/19/06) #	1,515	1,525
6.75%, 10/1/38 #	1,435	1,587
7.70%, 4/1/33 #	4,850	5,675
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (FGIC Insured) #	6,000	6,444
Denison Hosp. Auth., Texoma Medical Center, 7.10%, 8/15/24	5,005	5,049
Gulf Coast Waste Disposal Auth.
Anheuser-Busch Companies, 5.90%, 4/1/36 #	6,750	7,113
Waste Management, 3.625%, 5/1/28 (Tender 5/1/06) #	2,000	1,997
Harris County Health Fac. Dev. Corp.
6.375%, 6/1/29	5,250	5,953
Texas Childrens Hosp., VRDN (Currently 3.00%) (MBIA Insured)	3,950	3,950
Houston, 6.40%, 6/1/27	4,250	4,590
Houston Airport IDRB
Continental Airlines
6.125%, 7/15/27 #	4,500	3,573
6.75%, 7/1/29 #	6,730	5,933
Houston Health Fac. Dev. Corp.
Buckingham Senior Living Community
7.00%, 2/15/23	500	548
7.00%, 2/15/26	1,500	1,642
Port Corpus Christi Auth., PCR, CNA Holdings, 6.70%, 11/1/30 #	6,910	7,345
Port Corpus Christi IDC, PCR, Citgo Petroleum, 8.25%, 11/1/31 #	3,750	3,965
Red River Auth., CNA Holdings, 6.70%, 11/1/30 #	3,540	3,754
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22
(Tender 11/1/11)	4,175	4,434
San Antonio Health Fac. Dev., Beverly Enterprises, 8.25%, 12/1/19	1,000	1,000
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	3,210	3,377
Texas Affordable Housing Corp., NHT/GTEX, 7.25%, 10/1/31 *	4,000	797
Tomball Hosp. Auth., 6.10%, 7/1/08	2,500	2,503
Travis County Health Fac. Dev. Corp.
Querencia Barton Creek
5.50%, 11/15/25	1,000	973
5.65%, 11/15/35	1,400	1,360
Total Texas (Cost $109,811)		111,380

UTAH 0.6%
Tooele County, PCR
Safety-Kleen, 7.55%, 7/1/27 #*	2,000	5
Union Pacific, 5.70%, 11/1/26 #	8,000	8,362
Total Utah (Cost $9,757)		8,367
VIRGINIA 2.8%
Arlington County IDA, Arlington Hosp. Center, 5.50%, 7/1/10	3,375	3,624
Buena Vista Public Recreational Auth., 5.50%, 7/15/35
(ACA Insured)	2,075	2,159
Charles City County IDA, IDRB, Waste Management, 6.25%, 4/1/27
(Tender 4/1/12) #	1,500	1,649
Chesapeake Hosp. Auth., Chesapeake General Hosp.
5.25%, 7/1/14	2,975	3,125
Henrico County Economic Dev. Auth.
Virginia United Methodist Homes, 6.50%, 6/1/22	1,000	1,066
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	6,900	6,627
Lexington IDA
Stonewall Jackson Hosp.
6.05%, 7/1/09	125	126
7.00%, 7/1/25	240	242
Norfolk Redev. and Housing Auth.
Harbors Edge Retirement Community
6.00%, 1/1/25	500	514
6.125%, 1/1/35	1,150	1,178
Pocahontas Parkway Assoc.
Zero Coupon, 8/15/09	2,100	1,675
Zero Coupon, 8/15/10	3,600	2,701
Zero Coupon, 8/15/13	2,800	1,749
Zero Coupon, 8/15/14	3,100	1,822
Zero Coupon, 8/15/17	2,095	1,026
Zero Coupon, 8/15/19	2,000	867
Zero Coupon, 8/15/22	4,600	1,660
Zero Coupon, 8/15/23	4,700	1,595
5.50%, 8/15/28	2,600	2,678
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	2,350	2,415
Total Virginia (Cost $38,212)		38,498

WASHINGTON 0.3%
Snohomish County Housing Auth., Millwood Estates, 5.50%, 6/1/29	3,750	3,789
Total Washington (Cost $3,707)		3,789

WEST VIRGINIA 0.4%
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10†)	5,000	5,717
Total West Virginia (Cost $4,931)		5,717

WISCONSIN 0.5%
Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 #	2,500	1,815
Wisconsin HEFA, National Regency of New Berlin, 8.00%, 8/15/25
(Prerefunded 2/15/06†)	5,655	5,818
Total Wisconsin (Cost $8,018)		7,633

U. S. VIRGIN ISLANDS 0.3%
Virgin Islands PFA
Hovensa Refinery
5.875%, 7/1/22 #	1,800	1,937
6.125%, 7/1/22 #	2,350	2,567
Total U. S. Virgin Islands (Cost $4,156)		4,504

PREFERRED SHARES 0.8%
Charter Mac Equity Issuer Trust, Pfd., (Series A), 144A
6.00%, 4/30/19	4,000	4,276
Munimae Bond Subsidiary Cum. Pfd., (Series A), 144A
6.875%, 6/30/09 (Tender 6/30/09) #	6,000	6,452
Total Preferred Shares (Cost $10,000)		10,728

Total Investments in Securities
100.0% of Net Assets (Cost $1,326,678)		$1,370,085

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
‡	Security contains restrictions as to public resale pursuant to the
Securities Act of 1933 and related rules -- total value of such securities at period-end amounts to $11,203 and represents 0.8% of net assets
144A	Security was purchased pursuant to Rule 144A under the Securities
Act of 1933 and may be resold in transactions exempt from
registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $16,921 and represents
1.2% of net assets
*	In default with respect to payment of interest.
ACA	American Capital Access Financial Guaranty Corp.
AMBAC	AMBAC Assurance Corp.
CDA	Community Development Administration/Authority
COP	Certificates of Participation
EFA	Educational Facility Authority
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Bond
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
PFA	Public Finance Authority
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end
XLCA	XL Capital Assurance Inc.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
(Unaudited)	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $1,324,815,000. Net unrealized gain aggregated $45,270,000 at period-end, of which $73,700,000 related to appreciated investments and $28,430,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2006